Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
LEASES

13. LEASES

The Company leases certain facilities under non-cancelable operating leases that expire at various dates through 2025. Some leases include renewal options, which would permit extensions of the expiration dates at rates approximating fair market rental values. The Company also enters into certain finance leases for computer equipment. The finance leases are collateralized by the financed assets.

Aggregate noncancelable future minimum lease payments under operating and finance leases as of March 31, 2022 are as follows:

	Operating Lease	Financing Lease
Year Ending December 31:
Remainder of 2022	$2,901	$828
2023	3,830	189
2024	3,258	122
2025	931	12
2026	474	—
Thereafter	1,739	—
Total	13,133	1,151
Less: imputed interest	(1,541)	(77)
Present value of lease liabilities	11,592	1,074
Less: current portion	(3,519)	(822)
Lease liabilities, net of current portion	$8,073	$252

Additional information related to the Company’s lease balances during the period ended March 31, 2022 and 2021 and as of March 31, 2022 and December 31, 2021 includes:

	March 31, 2022	March 31, 2021
Operating lease cost	$865	$823
Short-term lease cost	57	213

Financing lease cost:
Amortization of finance leased assets	411	654
Interest of lease liabilities	36	240

	Operating Lease	Financing Lease
Weighted average remaining lease term (years)	4.12	1.23
Weighted average discount rate	5.92%	10.24%

The Company’s rent expense totaled approximately $922 and $1,036 during the period ended March 31, 2022 and 2021, respectively.

13.	LEASES

The Company leases certain facilities under non-cancelable operating leases that expire at various dates through 2025. Some leases include renewal options, which would permit extensions of the expiration dates at rates approximating fair market rental values. The Company also enters into certain finance leases for computer equipment. The finance leases are collateralized by the financed assets.

Aggregate noncancelable future minimum lease payments under operating and finance leases are as follows:

	Operating Lease	Financing Lease
Year Ending December 31:
2022	$3,544	$1,383
2023	3,543	189
2024	3,288	122
2025	962	11
2026	505	—
Thereafter	1,785	—
Total	13,627	1,705
Less: imputed interest	(1,735)	(112)
Present value of lease liabilities	11,892	1,593
Less: current portion	(3,281)	(1,301)
Lease liabilities, net of current portion	$8,611	$292

Additional information related to the Company’s lease balances during the year ended and as of December 31, 2021 includes:

December 31, 2021
Operating lease cost	$3,654
Short-term lease cost	$524

Financing lease cost:
Amortization of finance leased assets	$2,575
Interest of lease liabilities	$472

	Operating Lease	Financing Lease
Weighted average remaining lease term (years)	4.51	1.22
Weighted average discount rate	5.94%	13.21%

The Company’s rent expense totaled approximately $4,178 and $3,514 during the years ended December 31, 2021 and 2020, respectively.